Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Recociliation of Statutory Federal Income Tax Rate to Effective Tax Rate

The effective income tax rate differed from the amount computed by applying the federal statutory rate to the Company’s loss before income taxes as follows:

	Year Ended December 31,
	2022	2021
Tax effected at statutory rate	21.0%	21.0%
State taxes	4.7%	5.3%
Stock compensation	0.4%	(0.9)%
Non-Deductible Expenses	(8.9)%	(3.3)%
Warrant Revaluation	2.3%	—%
Federal research and development credits	0.7%	0.9%
Change in valuation allowance	(20.2)%	(23.0)%
Effective income tax rate	—%	—%

Summary of Components of Deferred Tax Assets and Tax Liabilities

Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. The significant components of the Company’s deferred tax assets and liabilities are comprised of the following:

	December 31,
	2022	2021
Total deferred tax assets:
Federal net operating loss carryforward	$4,103,247	$885,617
R&D credit carryforward	239,905	63,406
Capitalized R&D	299,449	—
Accruals and reserves	215,975	176,231
Lease liability	87,284	88,259
Stock-based compensation	10,864	173,069
Total deferred tax assets	4,956,724	1,386,582
Valuation allowance	(4,858,529)	(1,235,082)
	98,195	151,500
Total deferred tax liabilities:
Property and equipment and right-of-use asset	(98,195)	(151,500)
Total net deferred tax assets	$—	$—